Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

12.  Income Taxes

ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”).  Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return.  Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2009 and 2010 federal income tax returns.  The IRS has completed its examinations of the Allstate Group’s federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office.  The Allstate Group’s tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years.  Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months.  No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2011	2010
Deferred assets
Difference in tax bases of investments	$146	$104
Life and annuity reserves	--	154
Deferred reinsurance gain	31	37
Other assets	11	20
Total deferred assets	188	315
Deferred liabilities
DAC	(427)	(468)
Unrealized net capital gains	(440)	(292)
Life and annuity reserves	(56)	--
Other liabilities	(86)	(30)
Total deferred liabilities	(1,009)	(790)
Net deferred liability	$(821)	$(475)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.  There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Current	$29	$(199)	$(426)
Deferred	196	154	332
Total income tax expense (benefit)	$225	$(45)	$(94)

Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009.  This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit.  The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively.  The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2011	2010	2009
Statutory federal income tax rate - expense (benefit)	35.0%	(35.0)%	(35.0)%
Dividends received deduction	(1.2)	(13.1)	(1.8)
Tax credits	(1.4)	(2.2)	(0.4)
State income taxes	0.3	(2.1)	(0.2)
Other	(0.2)	(0.2)	(0.6)
Valuation allowance	--	--	22.5
Effective income tax rate - expense (benefit)	32.5%	(52.6)%	(15.5)%